                                                                                                        Allstate Life Insurance Company
                                                                                            Allstate Life Insurance Company of New York

Allstate RetirementAccess Variable Annuity B Series
Allstate RetirementAccess Variable Annuity L Series
Allstate RetirementAccess Variable Annuity X Series

                                                  Supplement dated November 30, 2009
                                                                  To&
                                                    Prospectuses dated May 1, 2009

This  supplement  should be read and retained with the prospectus for your Annuity.  If you would like another copy of the  prospectus, please call us at 1-866-695-2647 (or if your Annuity is issued in New York, please call 1-877-234-8688).

In the section of your prospectus  entitled  "Portfolio  Annual Expenses",  we set forth corrected fees for the Franklin  Templeton VIP
Founding Funds Allocation Fund as follows:

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------
                                                                                                                Acquired
                                                                                                                Portfolio   Total Annual
                            PORTFOLIO                                                    Other     (12b-1)       Fees &       Portfolio
                                                                     Management Fee    Expenses       Fee       Expenses      Expenses
------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------
      Franklin Templeton VIP Founding Funds Allocation Fund*            0.00%**         0.10%**      0.35%*      0.65%**      1.10%***

*  Operating expenses are annualized.  12b-1 fees include distribution and service fees.

** Other Expenses include administration fees.  The fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund so that common annual Fund operating expenses (i.e., a combination of fund administration fees and other expenses, but excluding Rule 12b-1 fees and  acquired fund fees and expenses) do not exceed 0.10%
(other than certain non-routine expenses and costs, including those related to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010.  Without including the effect of this waiver/limitation, Total Annual Portfolio Expenses would be
1.13%.  The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests.  Acquired funds' estimated fees and expenses are based on acquired funds' expenses for the fiscal year ended December 31, 2008.

*** Fund shares are held by a limited number of insurers,  and, when applicable,  by Funds of Funds.  Substantial withdrawals by one or more insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher.